Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
OPERATING ACTIVITIES:
Income before income taxes			$ 36,317	$ 29,007	$ 26,173
Adjustments for:
Non-cash operating expenses			2,325	79	471
Depreciation			10,221	8,919	8,997
Depreciation right-of-use assets			921	776	660
Amortization			985	836	768
Amortization prepaid expenses			852	887	890
Gain on sale of long-lived assets, net			(137)	(94)	(250)
Loss on the retirement of long-lived assets			482	186	177
Loss on the retirement of intangible assets			50	1	0
Share of the (profit) of associates and joint ventures accounted for using the equity method, net of income taxes			(306)	(215)	(386)
Interest income			(3,040)	(3,188)	(2,411)
Interest expense			7,532	7,102	6,500
Foreign exchange loss (income), net			(304)	1,046	324
Non-cash movements in post-employment and other non-current employee benefits obligations			310	338	299
Impairment on equity investments			0	143	0
Monetary position gain, net			(216)	(93)	(536)
Market value (gain) loss on financial instruments			(67)	(169)	672
Accounts receivable and other current assets			(2,299)	(1,605)	(3,420)
Other current financial assets			(1,897)	(573)	(514)
Inventories			(2,215)	(779)	(179)
Suppliers and other accounts payable			5,146	3,742	3,420
Other liabilities			(1,132)	403	(424)
Employee benefits paid			(585)	(544)	(483)
Other taxes			(829)	1,384	41
Income taxes paid			(9,672)	(5,300)	(5,298)
Net cash flows generated from operating activities			42,442	42,289	35,491
INVESTING ACTIVITIES:
Business acquisition and mergers, net of cash acquired			0	0	(2,356)
Interest collected			3,040	3,188	2,411
Acquisitions of property, plant and equipment			(23,944)	(19,613)	(16,756)
Proceeds from insurance recoveries and sale of long-lived assets	[1]		476	178	323
Acquisitions of intangible assets			(1,848)	(1,019)	(979)
Other non-current assets			(384)	(1,603)	(1,698)
Dividends received from investments in associates and joint ventures			19	79	16
Investments in other entities and financial assets			(751)	(1,280)	(558)
Net cash flows used in investing activities			(23,392)	(20,070)	(19,597)
FINANCING ACTIVITIES:
Proceeds from borrowings			1,394	151	6,089
Repayments of borrowings			(28)	(8,401)	(8,432)
Interest paid			(4,660)	(4,537)	(4,724)
Dividends paid			(12,870)	(12,275)	(11,463)
Interest paid on lease liabilities			(349)	(278)	(139)
Payments of leases			(856)	(690)	(631)
Financing instruments			(2,273)	(322)	(1,547)
Net cash flows used in financing activities			(19,642)	(26,352)	(20,847)
Net (decrease) in cash and cash equivalents			(592)	(4,133)	(4,953)
Cash and cash equivalents at the beginning of the period			31,060	40,277	47,248
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies			2,311	(5,084)	(2,018)
Cash and cash equivalents at the end of the period			$ 32,779	$ 31,060	$ 40,277
Currency in which supplementary information is displayed
OPERATING ACTIVITIES:
Income before income taxes	[2]	$ 1,741
Adjustments for:
Non-cash operating expenses	[2]	111
Depreciation	[2]	490
Depreciation right-of-use assets	[2]	44
Amortization	[2]	47
Amortization prepaid expenses	[2]	41
Gain on sale of long-lived assets, net	[2]	(7)
Loss on the retirement of long-lived assets	[2]	23
Loss on the retirement of intangible assets	[2]	2
Share of the (profit) of associates and joint ventures accounted for using the equity method, net of income taxes	[2]	(15)
Interest income	[2]	(146)
Interest expense	[2]	361
Foreign exchange loss (income), net	[2]	(15)
Non-cash movements in post-employment and other non-current employee benefits obligations	[2]	15
Impairment on equity investments	[2]	0
Monetary position gain, net	[2]	(10)
Market value (gain) loss on financial instruments	[2]	(3)
Accounts receivable and other current assets	[2]	(110)
Other current financial assets	[2]	(91)
Inventories	[2]	(106)
Suppliers and other accounts payable	[2]	247
Other liabilities	[2]	(54)
Employee benefits paid	[2]	(28)
Other taxes	[2]	(40)
Income taxes paid	[2]	(464)
Net cash flows generated from operating activities	[2]	2,035
INVESTING ACTIVITIES:
Business acquisition and mergers, net of cash acquired	[2]	0
Interest collected	[2]	146
Acquisitions of property, plant and equipment	[2]	(1,148)
Proceeds from insurance recoveries and sale of long-lived assets	[1],[2]	23
Acquisitions of intangible assets	[2]	(89)
Other non-current assets	[2]	(18)
Dividends received from investments in associates and joint ventures	[2]	1
Investments in other entities and financial assets	[2]	(36)
Net cash flows used in investing activities	[2]	(1,122)
FINANCING ACTIVITIES:
Proceeds from borrowings	[2]	67
Repayments of borrowings	[2]	(1)
Interest paid	[2]	(223)
Dividends paid	[2]	(617)
Interest paid on lease liabilities	[2]	(17)
Payments of leases	[2]	(41)
Financing instruments	[2]	(109)
Net cash flows used in financing activities	[2]	(942)
Net (decrease) in cash and cash equivalents	[2]	(28)
Cash and cash equivalents at the beginning of the period	[2]	1,489
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	[2]	111
Cash and cash equivalents at the end of the period	[2]	$ 1,572

[1]	As of December 31, 2024, the Company recognized an insurance collection of Ps. 245 related to the write-offs of long-lived assets.
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3